EMPLOYEE BENEFITS OBLIGATIONS - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2022 CAD ($) funded_defined_benefit_pension_plan	Mar. 31, 2021 CAD ($)
Disclosure of defined benefit plans [line items]
Number of registered funded defined benefit pension plans | funded_defined_benefit_pension_plan	3
Number of registered funded defined benefit pension plans for employees | funded_defined_benefit_pension_plan	2
Number of registered funded defined benefit pension plans for designated executives | funded_defined_benefit_pension_plan	1
Letters of credit outstanding	$ 67.0	$ 68.0
Post-employment benefits, expense (gain)	$ 40.7	38.9
Average duration of the defined benefit obligation (in years)	18 years
Change in significant assumptions (in percent)	0.25%
Cost of sales
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	$ 17.9	18.5
Research and development expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	7.7	5.5
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	9.8	10.2
Finance expense
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	5.3	6.5
Restructuring, integration and acquisition costs
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	0.0	1.8
Capitalized pension costs
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)	$ 1.7	$ 1.5